Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 40,804
Property, plant and equipment at end of the period	37,992	€ 40,804
Property, plant and equipment excluding right-of-use assets
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	28,788
Property, plant and equipment at end of the period	25,894	28,788
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	977
Property, plant and equipment at end of the period	757	977
Net book value of assets recognised in the course of construction	€ 10	12
Freehold buildings | Minimum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	25 years
Freehold buildings | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 27,811
Property, plant and equipment at end of the period	25,137	27,811
Net book value of assets recognised in the course of construction	1,988	2,353
Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	948
Property, plant and equipment at end of the period	€ 777	948
Network infrastructure and other | Minimum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	1 year
Network infrastructure and other | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	35 years
Cost | Property, plant and equipment excluding right-of-use assets
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 81,666	78,289
Exchange movements	(2,729)	(264)
Arising on acquisition		30
Additions	5,854	5,886
Disposals	(3,977)	(2,480)
Disposal of subsidiaries	(7,279)
Hyperinflation impacts	1,047
Other	84	265
Property, plant and equipment at end of the period	76,457	81,666
Cost | Property, plant and equipment excluding right-of-use assets | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,791
Property, plant and equipment at end of the period		1,791
Cost | Property, plant and equipment excluding right-of-use assets | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	83,457
Property, plant and equipment at end of the period		83,457
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,346	2,315
Exchange movements	(81)	1
Arising on acquisition		74
Additions	49	41
Disposals	(253)	(200)
Disposal of subsidiaries	(69)
Hyperinflation impacts	7
Other	(17)	263
Property, plant and equipment at end of the period	1,997	2,346
Cost | Land and buildings | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	15
Property, plant and equipment at end of the period		15
Cost | Land and buildings | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,361
Property, plant and equipment at end of the period		2,361
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	79,320	75,974
Exchange movements	(2,648)	(265)
Arising on acquisition		44
Additions	5,805	5,845
Disposals	(3,724)	(2,280)
Disposal of subsidiaries	(7,210)
Hyperinflation impacts	1,040
Other	101	2
Property, plant and equipment at end of the period	74,460	79,320
Cost | Equipment, fixtures and fittings | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,776
Property, plant and equipment at end of the period		1,776
Cost | Equipment, fixtures and fittings | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	81,096
Property, plant and equipment at end of the period		81,096
Cost | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,998
Property, plant and equipment at end of the period	2,170	2,998
Accumulated impairment losses and amortisation | Property, plant and equipment excluding right-of-use assets
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(52,878)	(49,619)
Exchange movements	1,722	168
Charge for the year	5,627	5,857
Disposals	3,842	2,431
Disposal of subsidiaries		4,561
Hyperinflation impacts	(748)
Other		(1)
Property, plant and equipment at end of the period	(50,563)	(52,878)
Accumulated impairment losses and amortisation | Property, plant and equipment excluding right-of-use assets | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,435)
Property, plant and equipment at end of the period		(1,435)
Accumulated impairment losses and amortisation | Property, plant and equipment excluding right-of-use assets | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(54,313)
Property, plant and equipment at end of the period		(54,313)
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,369)	(1,216)
Exchange movements	28	(3)
Charge for the year	83	117
Disposals	170	191
Disposal of subsidiaries		18
Hyperinflation impacts	(1)
Other		(224)
Property, plant and equipment at end of the period	(1,240)	(1,369)
Accumulated impairment losses and amortisation | Land and buildings | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	3
Property, plant and equipment at end of the period		3
Accumulated impairment losses and amortisation | Land and buildings | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,372)
Property, plant and equipment at end of the period		(1,372)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(51,509)	(48,403)
Exchange movements	1,694	171
Charge for the year	5,544	5,740
Disposals	3,672	2,240
Disposal of subsidiaries		4,543
Hyperinflation impacts	(747)
Other		223
Property, plant and equipment at end of the period	(49,323)	(51,509)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings | Adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(1,432)
Property, plant and equipment at end of the period		(1,432)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings | After adoption of IAS 29
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(52,941)
Property, plant and equipment at end of the period		(52,941)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(2,050)
Property, plant and equipment at end of the period	€ (1,393)	€ (2,050)